DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total shareholders’ equity	$ 502,951	$ 454,686	$ 404,449	$ 347,596
Cash flow hedge gain (loss) to be reclassified within 12 months	$ 900
Derivative, term of contract	3 years 7 months 13 days
Unrealized Gains (Losses) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total shareholders’ equity	$ (1,380)	$ (2,070)	$ 177	$ 0
Interest Rate Cap, Terminated Q2 2023 | Unrealized Gains (Losses) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total shareholders’ equity	$ 120